KEELEY Gabelli Mid Cap Dividend Value Fund
Schedule of Investments—June 30, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 97 .1%
Automotive: Parts and Accessories — 2 .9%
21,674 Allison Transmission Holdings Inc. ................. $ 2,058,813
14,262 Autoliv Inc. ......................................................... 1,595,918
3,654,731
Broadcasting — 1 .3%
9,542 Nexstar Media Group Inc. ................................ 1,650,289
Building and Construction — 5 .5%
12,288 Amrize Ltd. † ...................................................... 608,871
20,447 Everus Construction Group Inc. † ..................... 1,298,998
16,500 Fortune Brands Innovations Inc. ...................... 849,420
21,798 KB Home ............................................................ 1,154,640
17,588 Knife River Corp. † ............................................. 1,435,884
6,110 Vulcan Materials Co. ......................................... 1,593,610
6,941,423
Business Services — 4 .2%
16,821 Lamar Advertising Co. , Cl. A, REIT ................. 2,041,397
14,748 Omnicom Group Inc. ......................................... 1,060,971
57,537 STAG Industrial Inc. , REIT ............................... 2,087,442
5,189,810
Computer Software and Services — 3 .8%
103,561 Gen Digital Inc. .................................................. 3,044,694
12,503 TD SYNNEX Corp. ............................................ 1,696,657
4,741,351
Consumer Products — 2 .8%
29,041 Brunswick Corp. ................................................ 1,604,225
25,191 Hasbro Inc. ......................................................... 1,859,599
3,463,824
Consumer Services — 1 .0%
21,044 Equity LifeStyle Properties Inc. , REIT .............. 1,297,783
Diversified Industrial — 9 .1%
13,390 Cabot Corp. ........................................................ 1,004,250
9,540 Crane Co. ............................................................ 1,811,551
25,754 Crane NXT Co. ................................................... 1,388,140
12,753 ITT Inc. ............................................................... 2,000,053
15,037 Jabil Inc. .............................................................. 3,279,570
26,339 nVent Electric plc ............................................... 1,929,332
11,412,896
Electronics — 2 .9%
5,546 Agilent Technologies Inc. .................................. 654,483
15,048 Dolby Laboratories Inc. , Cl. A .......................... 1,117,465
13,471 Skyworks Solutions Inc. .................................... 1,003,859
4,640 WESCO International Inc. ................................. 859,328
3,635,135
Energy and Utilities — 20 .7%
27,650 Black Hills Corp. ................................................ 1,551,165
9,685 Diamondback Energy Inc. ................................. 1,330,719
26,113 Evergy Inc. ......................................................... 1,799,969
34,743 Exelon Corp. ....................................................... 1,508,541
17,960 Expand Energy Corp. ........................................ 2,100,243
36,273 Fluor Corp. † ....................................................... 1,859,717
3,636 GE Vernova Inc. ................................................. 1,923,989
81,790 MDU Resources Group Inc. .............................. 1,363,439
100,214 NOV Inc. ............................................................. 1,245,660
22,973 NRG Energy Inc. ................................................ 3,689,004
24,031 Southwest Gas Holdings Inc. ............................ 1,787,666
38,336 TechnipFMC plc ................................................. 1,320,292
86,240 UGI Corp. ........................................................... 3,140,861
Shares
Market
Value
9,677 Valero Energy Corp. .......................................... $ 1,300,782
25,922,047
Environmental Services — 1 .1%
13,077 Veralto Corp. ...................................................... 1,320,123
Equipment and Supplies — 1 .0%
17,642 The Timken Co. .................................................. 1,279,927
Financial Services — 17 .5%
33,150 Air Lease Corp. .................................................. 1,938,943
2,922 Ameriprise Financial Inc. .................................. 1,559,559
2,966 Arthur J. Gallagher & Co. ................................. 949,476
1,920 Capital One Financial Corp. ............................. 408,499
41,342 Columbia Banking System Inc. ......................... 966,576
18,121 Comerica Inc. ..................................................... 1,080,918
49,529 Equitable Holdings Inc. ..................................... 2,778,577
17,456 Popular Inc. ........................................................ 1,923,826
27,100 Prosperity Bancshares Inc. ................................ 1,903,504
5,070 Reinsurance Group of America Inc. ................. 1,005,685
21,023 SouthState Corp. ................................................ 1,934,747
34,277 Synovus Financial Corp. ................................... 1,773,835
46,924 Virtu Financial Inc. , Cl. A .................................. 2,101,726
22,642 Voya Financial Inc. ............................................ 1,607,582
21,933,453
Food and Beverage — 2 .8%
11,516 Kellanova ............................................................ 915,868
19,606 Lamb Weston Holdings Inc. ............................. 1,016,571
33,415 Molson Coors Beverage Co. , Cl. B .................... 1,606,927
3,539,366
Health Care — 7 .7%
3,911 Chemed Corp. .................................................... 1,904,383
18,635 Encompass Health Corp. .................................. 2,285,210
27,162 Organon & Co. ................................................... 262,928
68,617 Perrigo Co. plc ................................................... 1,833,446
12,541 The Ensign Group Inc. ...................................... 1,934,575
8,016 Universal Health Services Inc. , Cl. B ................ 1,452,099
9,672,641
Hotels and Gaming — 2 .1%
47,188 VICI Properties Inc. , REIT ................................. 1,538,329
13,568 Wyndham Hotels & Resorts Inc. ...................... 1,101,857
2,640,186
Machinery — 3 .1%
20,186 Oshkosh Corp. ................................................... 2,291,919
11,197 Regal Rexnord Corp. ......................................... 1,623,117
3,915,036
Metals and Mining — 2 .1%
15,863 Franco-Nevada Corp. ........................................ 2,600,263
Retail — 3 .4%
40,282 Bath & Body Works Inc. .................................... 1,206,849
65,474 Brixmor Property Group Inc. , REIT ................. 1,704,943
16,031 PVH Corp. .......................................................... 1,099,726
14,904 Victoria's Secret & Co. † ..................................... 276,022
4,287,540
Specialty Chemicals — 2 .1%
10,773 Ashland Inc. ....................................................... 541,666
25,964 Olin Corp. ........................................................... 521,617

KEELEY Gabelli Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
13,965 RPM International Inc. ...................................... $ 1,533,916
2,597,199
TOTAL COMMON STOCKS ......................... 121,695,023
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .9%
$ 3,700,000 U.S. Treasury Bills,
4.171 % to 4.332% †† ,
07/10/25 to 09/25/25 ........................................ 3,668,529
TOTAL INVESTMENTS — 100.0%
(Cost $ 81,773,193 ) ........................................... $ 125,363,552
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust